Label		Element	Value
Risk Return Abstract		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Mar. 31, 2015
Registrant Name		dei_EntityRegistrantName	Gator Series Trust
Central Index Key		dei_EntityCentralIndexKey	0001567138
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	gffix
Document Creation Date		dei_DocumentCreationDate	Jul. 29, 2015
Document Effective Date		dei_DocumentEffectiveDate	Jul. 29, 2015
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
Gator Focus Fund
Risk Return Abstract		rr_RiskReturnAbstract
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of the Focus Fund is to seek long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Focus Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Focus Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Focus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Focus Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Focus Fund’s performance. During the most recent fiscal year, the Focus Fund’s portfolio turnover rate was 29.55% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	29.55%
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Focus Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Focus Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Focus Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2024. Although your actual costs may be higher or lower, based on the assumptions your cost would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Focus Fund
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Focus Fund pursues its investment objective by investing primarily in equity securities of small capitalization (“small-cap”) companies. Under normal market conditions, the Focus Fund will invest at least 65% of its total assets in equity securities of small-cap companies. The Adviser considers small-cap companies to be those having market capitalizations below the market capitalization of the Russell 2000 Index’s largest capitalization company. The Focus Fund also may invest in equity securities of mid-capitalization (“mid-cap”) companies. The Adviser considers mid-cap companies to be those having market capitalizations between (1) the market capitalization of the Russell Midcap Index’s smallest capitalization company; and (2) the market capitalization of the Russell Midcap Index’s largest capitalization company. The Focus Fund’s equity investments will be primarily in common stock; however, the Focus Fund may also make other equity investments, such as purchases of preferred stock and securities convertible into common stock.

In selecting investments for the Focus Fund, the Adviser primarily uses a value-focused investment philosophy derived from the Adviser’s view that the price of a company’s common stock represents, over time, the value of the company’s underlying business (often referred to as a company’s “intrinsic value”). The Adviser seeks to purchase securities of companies with high-quality underlying businesses with attributes including, but not limited to, one or more of the following factors:

• strong competitive positioning within its industry or market;

• business models with demonstrated or potentially high margins;

• financial history or projections showing potential high returns on equity;

• strong balance sheets; and

• management with a history of or prospects for successful running of the business.

Using the foregoing and other factors, the Adviser seeks to determine companies’ intrinsic values, and then purchases securities that the Adviser believes are trading at a discount to that intrinsic value. The Adviser generally seeks to sell securities when the price of the securities significantly exceeds the Adviser’s calculation of intrinsic value of the underlying business. The Adviser may also sell securities when a company’s business story or fundamentals have materially changed, or the Adviser believes a more attractive investment alternative is available.

Non-Diversified Fund. The Focus Fund is a “non-diversified” investment company. Many mutual funds elect to be “diversified” funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it may hold a relatively small number of securities in its portfolio.

Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Focus Fund
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Focus Fund is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the Focus Fund will be successful in meeting its investment objective. You may lose money by investing in the Focus Fund.

The following is a summary description of certain risks of investing in the Focus Fund:

Portfolio Management Risk. The strategies used and securities selected by the Focus Fund’s Adviser may fail to produce the intended result and the Focus Fund may not achieve its objective. The securities selected for the Focus Fund may not perform as well as other securities that were consistent with the Fund’s investment strategy, but were not selected for the Focus Fund. As a result, the Focus Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

Market Risk. Securities markets are volatile and prices of all securities may decline when markets decline generally. Accordingly, the price of and the income generated by the Focus Fund’s securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

Sector and Regulatory Risk. While the Focus Fund does not concentrate in any industry or group of industries, the Fund may make significant investments in one or more industry sectors, subjecting it to risks greater than risks applicable to the market generally. Weaknesses or declines in the prospects for any industry sectors in which the Focus Fund has significant investments may adversely affect the prices of these securities, thereby adversely affecting the net asset value of the Focus Fund. In addition, to the extent the Focus Fund has significant holdings in a particular regulated industry, regulatory changes affecting that industry may have an adverse impact on the prices of securities of companies in that industry, thereby adversely affecting the net asset value of the Focus Fund.

Company Risk. Equity securities can fluctuate in price based upon many different factors, including among others, changes in the company’s financial condition or prospects, or changes in market or economic conditions affecting a company’s industry generally. Equity security prices also fluctuate based on investors’ perceptions of a security’s value, regardless of the accuracy of those perceptions.

Small and Mid-Cap Securities Risk. Investing in the securities of small and mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that small and mid-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for small and mid-cap securities may be more limited than the market for larger companies.

Risks Related to Other Equity Securities. In addition to common stocks, the equity securities in the Focus Fund’s portfolio may include preferred stock and convertible securities. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

Management Style Risk. The performance of the Focus Fund will decline and may be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when the Adviser’s management style (generally, value-oriented small-cap equity) is out-of-favor in the market. Since different types of equity securities (e.g., large-cap, mid-cap, small-cap) tend to shift into and out of favor with investors depending on market and economic conditions, the performance of the Focus Fund may also be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when the Adviser’s management style is out-of-favor.

Non-Diversified Fund Risk. In general, a non-diversified mutual fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than diversified mutual funds. Accordingly, a non-diversified mutual fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the Fund than it would if the Fund was required to hold a larger number of securities or smaller positions.

Risk Lose Money [Text]		rr_RiskLoseMoney	You may lose money by investing in the Focus Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Focus Fund by showing changes in the performance of the Focus Fund’s Institutional Shares from year to year and by showing how the Focus Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. The performance information presented is the performance of Institutional Shares only. The Focus Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Focus Fund may be obtained by visiting the Fund’s website at http://www.gatorcapital.com/mutual-funds or by calling the Fund at 855-270-2678.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	855-270-2678
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.gatorcapital.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Focus Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Performance for Calendar Year Ended December 31, 2014 – Institutional Shares
Annual Return 2014		rr_AnnualReturn2014	(3.58%)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Quarterly Returns During This Time Period Highest: 4.29% (quarter ended June 30, 2014) Lowest: (9.11)% (quarter ended September 30, 2014) Year to Date: (5.33)% (quarter ended June 30, 2015)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	4.29%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(9.11%)
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (For the Periods Ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

The Institutional Shares commenced operations on April 24, 2013.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for only the Institutional Shares and after-tax returns for Investor Shares will vary.

Gator Focus Fund | Institutional Shares
Risk Return Abstract		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Focus Fund)		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	2.12%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	3.12%
Fee Waiver and/or Expense Reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(1.63%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	rr_NetExpensesOverAssets	1.49%
- 1 Year -		rr_ExpenseExampleYear01	$ 152
- 3 Years -		rr_ExpenseExampleYear03	471
- 5 Years -		rr_ExpenseExampleYear05	813
- 10 Years -		rr_ExpenseExampleYear10	$ 2,002
1 Year		rr_AverageAnnualReturnYear01	(3.58%)
Since Inception		rr_AverageAnnualReturnSinceInception	14.21%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 24, 2013
Gator Focus Fund | Investor Shares
Risk Return Abstract		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Focus Fund)		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	2.16%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	3.41%
Fee Waiver and/or Expense Reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(1.67%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	rr_NetExpensesOverAssets	1.74%
- 1 Year -		rr_ExpenseExampleYear01	$ 177
- 3 Years -		rr_ExpenseExampleYear03	548
- 5 Years -		rr_ExpenseExampleYear05	944
- 10 Years -		rr_ExpenseExampleYear10	$ 2,274
Gator Focus Fund | After Taxes on Distributions | Institutional Shares
Risk Return Abstract		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(3.58%)
Since Inception		rr_AverageAnnualReturnSinceInception	13.90%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 24, 2013
Gator Focus Fund | After Taxes on Distributions and Sales | Institutional Shares
Risk Return Abstract		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(2.03%)
Since Inception		rr_AverageAnnualReturnSinceInception	10.81%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 24, 2013
Gator Focus Fund | Russel 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.89%
Since Inception		rr_AverageAnnualReturnSinceInception	18.20%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 24, 2013
GATOR OPPORTUNITIES FUND
Risk Return Abstract		rr_RiskReturnAbstract
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of the Opportunities Fund is to seek long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Focus Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunities Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Opportunities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Opportunities Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Opportunities Fund’s performance. During the most recent fiscal year, the Opportunities Fund’s portfolio turnover rate was 80.26% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	80.26%
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Opportunities Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Opportunities Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2017. Although your actual costs may be higher or lower, based on the assumptions your cost would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Opportunities Fund
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Opportunities Fund pursues its investment objective by investing primarily in equity securities of small capitalization (“small-cap”) and mid-capitalization (“mid-cap”) companies. Under normal market conditions, the Opportunities Fund will invest at least 80% of its assets in small-cap and mid-cap companies. The Adviser considers small-cap companies to be companies with market capitalizations less than that of the Russell 2000 Index’s largest capitalization company. The Adviser considers mid-cap companies to be those having a market capitalization between (1) the market capitalization of the Russell Midcap Index’s smallest capitalization company; and (2) the market capitalization of the Russell Midcap Index’s largest capitalization company. The Opportunities Fund may also invest up to 20% of its assets in equity securities of companies with market capitalizations greater than the Russell Midcap Index’s largest capitalization company (large capitalization (“large-cap”) companies). The Opportunities Fund’s equity investments will be primarily in common stock; however, the Opportunities Fund may also make other equity investments, such as purchases of preferred stock and securities convertible into common stock.

In selecting investments for the Opportunities Fund, the Adviser primarily uses a value-focused investment philosophy derived from the Adviser’s view that the price of a company’s common stock represents, over time, the value of the company’s underlying business (often referred to as a company’s “intrinsic value”). The Adviser seeks to purchase securities of companies with high-quality underlying businesses with attributes including, but not limited to, one or more of the following factors:

• strong competitive positioning within its industry or market;

• business models with demonstrated or potentially high margins;

• financial history or projections showing potential high returns on equity;

• strong balance sheets; and

• management with a history of or prospects for successful running of the business.

Using the foregoing and other factors, the Adviser seeks to determine companies’ intrinsic values, and then purchases securities that the Adviser believes are trading at a discount to that intrinsic value. The Adviser generally seeks to sell securities when the price of the securities significantly exceeds the Adviser’s calculation of intrinsic value of the underlying business. The Adviser may also sell securities when a company’s business story or fundamentals have materially changed, or the Adviser believes a more attractive investment alternative is available.

Non-Diversified Fund. The Opportunities Fund is a “non-diversified” investment company. Many mutual funds elect to be “diversified” funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it may hold a relatively small number of securities in its portfolio.

Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Opportunities Fund
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Opportunities Fund is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the Opportunities Fund will be successful in meeting its investment objective. You may lose money by investing in the Opportunities Fund.

The following is a summary description of certain risks of investing in the Opportunities Fund:

Portfolio Management Risk. The strategies used and securities selected by the Opportunities Fund’s Adviser may fail to produce the intended result and the Opportunities Fund may not achieve its objective. The securities selected for the Opportunities Fund may not perform as well as other securities that were consistent with the Fund’s investment strategy, but were not selected for the Opportunities Fund. As a result, the Opportunities Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

Market Risk. Securities markets are volatile and prices of all securities may decline when markets decline generally. Accordingly, the price of and the income generated by the Opportunities Fund’s securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

Sector and Regulatory Risk. While the Opportunities Fund does not concentrate in any industry or group of industries, the Fund may make significant investments in one or more industry sectors, subjecting it to risks greater than risks applicable to the market generally. Weaknesses or declines in the prospects for any industry sectors in which the Opportunities Fund has significant investments may adversely affect the prices of these securities, thereby adversely affecting the net asset value of the Opportunities Fund. In addition, to the extent the Opportunities Fund has significant holdings in a particular regulated industry, regulatory changes affecting that industry may have an adverse impact on the prices of securities of companies in that industry, thereby adversely affecting the net asset value of the Opportunities Fund.

Company Risk. Equity securities can fluctuate in price based upon many different factors, including among others, changes in the company’s financial condition or prospects, or changes in market or economic conditions affecting a company’s industry generally. Equity security prices also fluctuate based on investors’ perceptions of a security’s value, regardless of the accuracy of those perceptions.

Small and Mid-Cap Securities Risk. Investing in the securities of small and mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that small and mid-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for small and mid-cap securities may be more limited than the market for larger companies.

Risks Related to Other Equity Securities. In addition to common stocks, the equity securities in the Opportunities Fund’s portfolio may include preferred stock and convertible securities. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

Management Style Risk. The performance of the Opportunities Fund will decline and may be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when the Adviser’s management style (generally, value-oriented small-cap equity) is out-of-favor in the market. Since different types of equity securities (e.g., large-cap, mid-cap, small-cap) tend to shift into and out of favor with investors depending on market and economic conditions, the performance of the Opportunities Fund may also be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when the Adviser’s management style is out-of-favor.

Non-Diversified Fund Risk. In general, a non-diversified mutual fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than diversified mutual funds. Accordingly, a non-diversified mutual fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the Fund than it would if the Fund was required to hold a larger number of securities or smaller positions.

Risk Lose Money [Text]		rr_RiskLoseMoney	You may lose money by investing in the Opportunities Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Opportunities Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year and by showing how the Opportunities Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. The performance information presented is the performance of Institutional Shares only. The Opportunities Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Opportunities Fund may be obtained by visiting the Fund’s website at http://www.gatorcapital.com/mutual-funds or by calling the Fund at 855-270-2678.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	855-270-2678
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.gatorcapital.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Opportunities Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Performance for Calendar year ended December 31, 2014 – Institutional Shares
Annual Return 2014		rr_AnnualReturn2014	9.91%
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Quarterly Returns During This Time Period Highest: 8.08% (quarter ended June 30, 2014) Lowest: (2.91)% (quarter ended September 30, 2014) Year to Date: 6.38% (quarter ended June 30, 2015)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	8.08%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(2.91%)
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (For the Periods Ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

The Institutional Shares commenced operations on November 4, 2013.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for only the Institutional Shares and after-tax returns for Investor Shares will vary.

GATOR OPPORTUNITIES FUND | Institutional Shares
Risk Return Abstract		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Focus Fund)		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	12.98%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	13.99%
Fee Waiver and/or Expense Reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(12.49%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	rr_NetExpensesOverAssets	1.50%
- 1 Year -		rr_ExpenseExampleYear01	$ 153
- 3 Years -		rr_ExpenseExampleYear03	1,742
- 5 Years -		rr_ExpenseExampleYear05	4,230
- 10 Years -		rr_ExpenseExampleYear10	$ 8,738
1 Year		rr_AverageAnnualReturnYear01	9.91%
Since Inception		rr_AverageAnnualReturnSinceInception	18.50%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 04, 2013
GATOR OPPORTUNITIES FUND | Investor Shares
Risk Return Abstract		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Focus Fund)		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	10.58%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	11.84%
Fee Waiver and/or Expense Reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(10.09%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	rr_NetExpensesOverAssets	1.75%
- 1 Year -		rr_ExpenseExampleYear01	$ 178
- 3 Years -		rr_ExpenseExampleYear03	1,581
- 5 Years -		rr_ExpenseExampleYear05	3,774
- 10 Years -		rr_ExpenseExampleYear10	$ 8,073
GATOR OPPORTUNITIES FUND | After Taxes on Distributions | Institutional Shares
Risk Return Abstract		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	8.94%
Since Inception		rr_AverageAnnualReturnSinceInception	17.60%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 04, 2013
GATOR OPPORTUNITIES FUND | After Taxes on Distributions and Sales | Institutional Shares
Risk Return Abstract		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	5.61%
Since Inception		rr_AverageAnnualReturnSinceInception	13.73%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 04, 2013
GATOR OPPORTUNITIES FUND | Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.06%
Since Inception		rr_AverageAnnualReturnSinceInception	10.94%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 04, 2013

[1]	The Focus Fund's investment adviser, Gator Capital Management, LLC (the "Adviser"), has entered into a contractual agreement with the Focus Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Focus Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.49%. Any waiver or reduction of fees or expenses by the Adviser under this agreement is subject to repayment by the Focus Fund within the three twelve month periods following the twelve month period in which such waiver or reduction occurred, if the Focus Fund is able to make the payment without exceeding the 1.49% expense limitation. The contractual agreement cannot be terminated prior to August 1, 2024 without the Trust's Board of Trustees' approval.
[2]	The Opportunities Fund's investment adviser, Gator Capital Management, LLC (the "Adviser"), has entered into a contractual agreement with the Opportunities Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Opportunities Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.49%. Any waiver or reduction of fees or expenses by the Adviser under this agreement is subject to repayment by the Opportunities Fund within the three twelve month periods following the twelve month period in which such waiver or reduction occurred, if the Opportunities Fund is able to make the payment without exceeding the 1.49% expense limitation. The contractual agreement cannot be terminated prior to August 1, 2017 without the Trust's Board of Trustees' approval.